ADVANCES FROM JOINT VENTURE PARTNERS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Disclosure of detailed information about joint operations [Table Text Block]
	December 31, 2021	December 31, 2020
U.S.A.	$2,753	$1,524
Sweden and Norway	670	41
Total	$3,423	$1,565